Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	4.86208%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,692,713.07

Principal:
Principal Collections	$20,120,015.20
Prepayments in Full	$9,481,830.60
Liquidation Proceeds	$610,070.71
Recoveries	$178,564.20
Sub Total	$30,390,480.71
Collections	$33,083,193.78

Purchase Amounts:
Purchase Amounts Related to Principal	$123,193.61
Purchase Amounts Related to Interest	$538.75
Sub Total	$123,732.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,206,926.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$33,206,926.14
Servicing Fee	$481,439.87	$481,439.87	$0.00	$0.00	$32,725,486.27
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,725,486.27
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$32,725,486.27
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$32,725,486.27
Interest - Class A-3 Notes	$1,534,296.88	$1,534,296.88	$0.00	$0.00	$31,191,189.39
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$30,891,806.06
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,891,806.06
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$30,672,510.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,672,510.39
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$30,522,099.47
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,522,099.47
Regular Principal Payment	$28,175,634.93	$28,175,634.93	$0.00	$0.00	$2,346,464.54
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,346,464.54
Residual Released to Depositor	$0.00	$2,346,464.54	$0.00	$0.00	$0.00
Total		$33,206,926.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$28,175,634.93
Total					$28,175,634.93

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,175,634.93	$58.82	$1,534,296.88	$3.20	$29,709,931.81	$62.02
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$28,175,634.93	$17.84	$2,203,386.80	$1.40	$30,379,021.73	$19.24

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$352,037,524.30	0.7349426	$323,861,889.37	0.6761209
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$501,977,524.30	0.3179206	$473,801,889.37	0.3000759

Pool Information
Weighted Average APR	5.395%	5.433%
Weighted Average Remaining Term	36.47	35.82
Number of Receivables Outstanding	25,547	24,718
Pool Balance	$577,727,839.66	$546,788,826.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$538,275,004.83	$509,635,284.71
Pool Factor	0.3360092	0.3180150

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$37,153,542.21
Targeted Overcollateralization Amount	$72,986,937.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,986,937.55

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		106	$603,902.62
(Recoveries)		88	$178,564.20
Net Loss for Current Collection Period			$425,338.42
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8835%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.1330%
Second Prior Collection Period			0.8525%
Prior Collection Period			1.1768%
Current Collection Period			0.9078%
Four Month Average (Current and Prior Three Collection Periods)			1.0175%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,296	$14,460,141.84
(Cumulative Recoveries)			$2,182,935.23
Cumulative Net Loss for All Collection Periods			$12,277,206.61
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7140%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,297.97
Average Net Loss for Receivables that have experienced a Realized Loss			$5,347.22

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.78%	281	$9,711,414.16
61-90 Days Delinquent	0.25%	38	$1,341,003.83
91-120 Days Delinquent	0.05%	8	$272,815.96
Over 120 Days Delinquent	0.16%	18	$860,409.65
Total Delinquent Receivables	2.23%	345	$12,185,643.60

Repossession Inventory:
Repossessed in the Current Collection Period		17	$767,719.94
Total Repossessed Inventory		27	$1,122,138.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3151%
Prior Collection Period			0.2388%
Current Collection Period			0.2589%
Three Month Average			0.2709%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4525%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	28

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	92	$2,972,950.04
2 Months Extended	110	$3,961,680.09
3+ Months Extended	25	$756,116.00

Total Receivables Extended	227	$7,690,746.13
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer